10. COMMON STOCK (Details 2) (USD $)	3 Months Ended		6 Months Ended		213 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Stock based compensation	$ 42,257	$ 41,053	$ 1,052,637	$ 1,190,487	$ 23,806,397
Exploration
Stock based compensation	0	8,902	148,125	266,812	4,222,978
General and Administrative
Stock based compensation	$ 42,257	$ 32,151	$ 904,512	$ 923,675	$ 19,583,419